SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognized in profit or loss	$ 1,017,000	$ 80,000	$ 83,000
Derecognized intangible assets	1,531,000	412,000
Internally generated
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognized in profit or loss	$ 0	$ 0	$ 83,000